[AXA EQUITABLE LOGO]

DARIN SMITH

Lead Director and

Associate General Counsel

(319) 573-2676

darin.smith@axa.us.com

October 19, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company

Separate Account A of AXA Equitable Life Insurance Company

Post-Effective Amendment No. 23 Registration Statement on Form N-4

File Nos. 333-130988, 811-01705

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing pursuant to the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”), the above-referenced Registration Statement with respect to AXA Equitable’s Separate Account A.

This filing contains a prospectus supplement which describes an exchange offer we intend to make to certain EQUI-VEST® StrategiesSM (Series 900) and EQUI-VEST® StrategiesSM (Series 901) contracts and certificates (collectively, the “Contract”) owners. The offer is made pursuant to the Commission’s order approving the terms of certain offers of exchange between certain separate accounts supporting variable annuity contracts and certain registered open-end management investment companies. See AXA Equitable Life Insurance Company et al. (File No. 812-14734). Contract owners are not required to accept the offer or take any other action under the Contract. If an owner does not accept the offer, his or her Contract will continue unchanged.

We intend to make this exchange offer to certain other EQUI-VEST contract and certificate owners whose interests are registered in other Registration Statements. We will file a request (via an EDGAR correspondence filing) for approval to make those filings pursuant to Rule 485(b)(1)(vii).

We would greatly appreciate an accelerated review timeframe that would allow this filing to go effective November 19, 2018 or as soon thereafter as practical. To this end, the Company would appreciate receiving the Staff’s comments by November 9, 2018 (or earlier if possible) to allow sufficient time to respond to the comments and still meet the accelerated effective date.

Please contact the undersigned at (319) 573-2676 if you have any questions or comments.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith